Related Parties	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Related Parties
(30) Related Parties
(a) Related Party Transactions
Honda mainly purchases materials, supplies and services from affiliates and joint ventures, and sells finished goods, parts used in its products, equipment and services to them in the ordinary course of business. Transactions with affiliates and joint ventures are generally made at values that approximate arm’s-length
prices.
The balances of receivables and payables with affiliates and joint ventures as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Receivables:
Affiliates	¥50,113	¥102,131
Joint ventures	212,913	274,709

Total	¥263,026	¥376,840

Payables:
Affiliates	¥241,204	¥213,517
Joint ventures	71,737	84,295

Total	¥312,941	¥297,812

The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Sales revenue:
Affiliates	¥141,323	¥152,256	¥162,973
Joint ventures	818,607	565,207	481,988

Total	¥959,930	¥717,463	¥644,961

Purchase:
Affiliates	¥1,620,755	¥1,731,349	¥1,686,392
Joint ventures	442,035	362,495	439,806

Total	¥2,062,790	¥2,093,844	¥2,126,198

Commitment
A certain consolidated subsidiary of the Company has entered into contracts with an affiliate of the Company for the supply and procurement of parts. Some of these contracts stipulate minimum purchase quantities of parts to be purchased by the Company’s consolidated subsidiary from the affiliate during the contractual period. If such minimum purchase quantities are not met, the Company’s consolidated subsidiary is obligated to pay compensation to the affiliate. In connection with the reassessment of the automobile electrification strategy announced by the Company, discussions have been initiated regarding such compensation during the year ended March 31, 2026. For provisions recognized in connection with such compensation, see note 17.

(b) Compensation to Key Management
Compensation paid to the directors and executive officers of the Company for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Remuneration	¥1,209	¥1,176	¥1,308
STI (Short Term Incentive)	612	471	147
LTI (Long Term Incentive)	453	380	112

Total	¥2,274	¥2,027	¥1,567

(c) Major Consolidated Subsidiaries
Major consolidated subsidiaries as of March 31, 2026 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Coordination of Subsidiaries Operation, Research & Development, Manufacturing and Sales	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Development and Manufacturing of America, LLC	U.S.A.	Research & Development and Manufacturing	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Co., Ltd.	Thailand	Manufacturing and Sales	72.5
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0
Honda Automoveis do Brazil Ltda.	Brazil	Manufacturing and Sales	100.0
Banco Honda S.A	Brazil	Finance	100.0